Financial instruments - Schedule of Nature and Extent of Risks Arising from Financial Instruments (Details) - Currency risk	12 Months Ended
	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / $ $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / $
Disclosure of financial assets [line items]
January 1, 2023 Opening rate				0.784	1.354
December 31, 2023 Closing rate	0.755	0.755	1.325
Fiscal 2023 Average rate	0.741	1.350